Stock Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
The following table summarizes information regarding activity in the QT Imaging Plan and the 2024 Incentive Plan during the nine months ended September 30, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2024	1,249,809	$24.80	6.9
Granted under the 2024 Incentive Plan	2,072,000	$0.74
Cancelled	(12,128)	$22.40
Terminated pursuant to Business Combination Agreement	(1,237,681)	$24.83
Outstanding, September 30, 2024	2,072,000	$0.74	9.8
Exercisable as of September 30, 2024	—	$—	—
Vested and expected to vest as of September 30, 2024	2,072,000	$0.74	9.8

Schedule of Total Number of Shares Available for Grant Under the Plan
The following table represents the total number of shares available for grant under the Plan:

Available for Grant
Balance as of December 31, 2021	3,578,276
Granted	(541,208)
Cancelled	22,396
Balance as of December 31, 2022	3,059,464
Cancelled	293,615
Balance as of December 31, 2023	3,353,079

Schedule of Activity in the Plan
The following table summarizes information regarding activity in the Plan during the years ended December 31, 2023 and 2022:

	Number of Options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding, December 31, 2021	3,421,724	$8.77	9.2
Granted	541,208	6.50
Cancelled	(22,396)	8.50
Outstanding, December 31, 2022	3,940,536	8.46	8.4
Cancelled	(293,615)	7.90
Outstanding, December 31, 2023	3,646,921	$8.50	6.9
Vested and exercisable and expected to vest, December 31, 2023	3,433,227	$8.54	6.7
Vested and exercisable, December 31, 2023	3,371,096	$8.57	6.8

Schedule of the Options Outstanding and Exercisable
The options outstanding and exercisable as of December 31, 2023 were as follows:

Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$6.50	453,323	8.4	$6.50	341,559	$6.50
8.50	2,585,671	6.6	8.50	2,421,609	8.50
10.00	607,927	7.0	10.00	607,928	10.00
	3,646,921	6.9	$8.50	3,371,096	$8.57

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The determination of the fair value of options granted during the three and nine months ended September 30, 2024 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

Stock price per share	$0.74
Expected option term (years)	5.7
Expected volatility	67.9%
Risk-free rate of return	4.3%
Expected annual dividend yield	—%

The determination of the fair value of options granted during the year ended December 31, 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

2022
Expected option term (years)	7.4
Expected volatility	69.1%
Risk-free rate of return	2.5%
Expected annual dividend yield	—

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following table shows stock-based compensation expense by functional area in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Research and development	$22,248	$26,313	$36,198	$78,941
Selling, general and administrative	104,955	169,162	129,989	533,789
	$127,203	$195,475	$166,187	$612,730

The following table shows stock-based compensation expense by functional area in the consolidated statements of operations and comprehensive loss for the years ended December 31:

	2023	2022
Research and development	$105,255	$142,118
Selling, general and administrative	604,139	648,637
	$709,394	$790,755